Share-based payments - Change in RSUs (Details) - Restricted stock units - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs
Beginning balance, outstanding (in shares)	599,403	603,040	342,674
Granted	92,505	95,636	664,718
Ending balance, outstanding (in shares)	401,696	599,403	603,040	342,674
ElectraMeccanica Vehicles Corp
Number of RSUs
Number of common share per award			1
Beginning balance, outstanding (in shares)		2,175,000	1,875,000	649,473
Granted			300,000	1,875,000
RSUs exercisable				(466,731)
RSUs expired				(182,742)
Ending balance, outstanding (in shares)			2,175,000	1,875,000
Weighted average share price
RSUs outstanding, beginning		$ 0.94	$ 1.02	$ 3.42
RSUs granted			0.39	1.02
RSUs exercisable				3.42
RSUs expired				3.42
RSUs outstanding, ending			$ 0.94	$ 1.02